Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets, net
Schedule of intangible assets, net

	As of December 31, 2020
	Weighted- Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Impairment Amount	Net Carrying Amount

	Year	RMB in millions	RMB in millions	RMB in millions	RMB in millions
Strategic cooperation	5.0	6,075	(6,075)	—	—
Non-compete	8.0	2,467	(1,811)	—	656
Domain names and trademarks	18.9	3,911	(837)	(27)	3,047
Customer relationship	8.9	2,689	(155)	(60)	2,474
Technology and others	6.0	1,019	(648)	(85)	286

Total	9.5	16,161	(9,526)	(172)	6,463

	As of December 31, 2021
	Weighted- Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Impairment Amount	Net Carrying Amount

	Year	RMB in millions	RMB in millions	RMB in millions	RMB in millions
Strategic cooperation	5.0	6,075	(6,075)	—	—
Non-compete	8.0	2,467	(2,120)	—	347
Domain names and trademarks	18.9	4,186	(1,066)	(27)	3,093
Customer relationship	8.8	2,713	(454)	(60)	2,199
Technology and others	6.0	1,050	(767)	(85)	198

Total	9.6	16,491	(10,482)	(172)	5,837

Schedule of amortization expenses related to the intangible assets for future periods

	For the year ended December 31,
	2022	2023	2024	2025	2026	2027 and thereafter

	(RMB in millions)
Amortization expenses	818	699	576	513	507	2,724